FAIR VALUE MEASUREMENT (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Structured Deposit [Member] Recurring [Member] USD ($)	Dec. 31, 2014 Structured Deposit [Member] Recurring [Member] CNY	Dec. 31, 2014 Fixed-rate investments [Member] USD ($)	Dec. 31, 2014 Fixed-rate investments [Member] CNY	Dec. 31, 2014 Adjustable-rate investments [Member] USD ($)	Dec. 31, 2014 Adjustable-rate investments [Member] CNY	Dec. 31, 2014 Quoted prices in active markets for identical assets (Level 1) [Member] CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets (Level 1) [Member] CNY	Dec. 31, 2014 Quoted prices in active markets for identical assets (Level 1) [Member] Structured Deposit [Member] Recurring [Member] CNY	Dec. 31, 2014 Significant other observable inputs (Level 2) [Member] CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) [Member] CNY	Dec. 31, 2014 Significant other observable inputs (Level 2) [Member] Structured Deposit [Member] Recurring [Member] CNY	Dec. 31, 2014 Significant other observable inputs (Level 2) [Member] Fixed-rate investments [Member] CNY	Dec. 31, 2014 Significant other observable inputs (Level 2) [Member] Adjustable-rate investments [Member] CNY	Dec. 31, 2014 Significant unobservable inputs (Level 3) [Member] CNY	Dec. 31, 2013 Significant unobservable inputs (Level 3) [Member] CNY	Dec. 31, 2014 Significant unobservable inputs (Level 3) [Member] Structured Deposit [Member] Recurring [Member] CNY
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents						$ 12,894	80,000	$ 4,835	30,000							80,000	30,000
Time deposits	67,031	415,903	121,085										415,903	121,085
Total fair value	84,760	525,903	121,085										525,903	121,085
Short-term investments				$ 11,311	70,182										70,182